Offerings - Offering: 1	Mar. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	2,810,000
Proposed Maximum Offering Price per Unit	36.71
Maximum Aggregate Offering Price	$ 103,155,100
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,793.05
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional shares of the Registrant’s common stock, no par value (the “Common Stock”), as may hereinafter become issuable under the 2021 Omnibus Incentive Plan to prevent dilution resulting from any stock split, stock dividend, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
2.Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $36.71 per share, which is the average of the high and low sale prices of the Common Stock on March 4, 2025, as reported on the Nasdaq Global Market.